Financial risk management - Aging of receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Aging receivables
Financial assets	€ 13,035	€ 16,493
Trade receivables
Aging receivables
Financial assets	4,856	6,880
Credit risk | Loans and receivables | Gross Carrying Amount
Aging receivables
Financial assets	7,112	7,232
Credit risk | Loans and receivables | Gross Carrying Amount | Current
Aging receivables
Financial assets	6,285	6,337
Credit risk | Loans and receivables | Gross Carrying Amount | Past due 1-30 days
Aging receivables
Financial assets	243	160
Credit risk | Loans and receivables | Gross Carrying Amount | Past due 31-180 days
Aging receivables
Financial assets	300	277
Credit risk | Loans and receivables | Gross Carrying Amount | More than 180 days
Aging receivables
Financial assets	284	458
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables
Aging receivables
Financial assets	5,051	7,072
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Current
Aging receivables
Financial assets	4,224	6,179
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Past due 1-30 days
Aging receivables
Financial assets	243	158
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Past due 31-180 days
Aging receivables
Financial assets	300	277
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | More than 180 days
Aging receivables
Financial assets	284	458
Credit risk | Loans and receivables | Gross Carrying Amount | Contract assets
Aging receivables
Financial assets	1,875
Credit risk | Loans and receivables | Gross Carrying Amount | Contract assets | Current
Aging receivables
Financial assets	1,875
Credit risk | Loans and receivables | Gross Carrying Amount | Current portion of customer financing
Aging receivables
Financial assets	186	160
Credit risk | Loans and receivables | Gross Carrying Amount | Current portion of customer financing | Current
Aging receivables
Financial assets	€ 186	158
Credit risk | Loans and receivables | Gross Carrying Amount | Current portion of customer financing | Past due 1-30 days
Aging receivables
Financial assets		€ 2